Financial instruments - Summary of the Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Asset-backed payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 68,374	$ 0
Commitment subject to possible redemption
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0	54,053
Gross obligation under put option
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	24,577	18,258
Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	174,868	227,971
Client Funds Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	25,868	18,704
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	23,816	22,438
Consideration Payable On Acquisition [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	143,005	184,596
Suppliers [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	58,841	41,788
Derivative Financial Instruments - Warrants [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	0	6,143
Contingent consideration payable on acquisition | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	41,429	38,628
Other financial liabilities – Energy trading contracts [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	149,879	17,686
Accounts receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	198,583	221,202
Accounts receivables | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	15,385	12,332
Cash And Bank Accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	53,601	33,418
Client Funds On Deposit [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	25,868	18,704
Investment funds receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	2,283	0
Project Advances [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	12,270	7,577
Other financial instruments - Energy trading contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	15,049	0
Deposit/Guarantee On Lease Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	2,558	2,247
Short-Term Investments1 [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	35,111	4,956
Investments held in trust account | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0	54,053
Long-Term Investments, Lavaro [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	1,065	11,337
Long-Term Investments - KMP Growth Fund II [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	23,144	20,525
Long-term investments - Other [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	20,318	17,354
Derivative Financial Instruments - VBI Call Option [Member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	6,372	3,578
Other financial assets – Energy trading contracts [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	164,449	25,169
Other financial assets – Total return swap [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 1,194	$ 0